OTHER LONG-LIVED ASSETS, NET (Details)	1 Months Ended			12 Months Ended
	Nov. 30, 2020 USD ($) shares	Apr. 30, 2019 USD ($)	Mar. 31, 2019 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
Schedule of Other Assets [Line Items]
Prepaid license fee				$ 0			¥ 6,515,200		¥ 0
Prepaid deposit for joint venture				0			0		0
Total				0			6,515,200		¥ 0
Impairment of prepaid license fee				1,000,000	¥ 6,500,000
Initial deposit paid for investments		$ 5,000,000					34,881,000	¥ 0
Initial deposit for joint venture arrangement		$ 5,000,000					34,881,000	¥ 0
Impairment loss on joint venture arrangement				$ 998,498	¥ 6,515,200	$ 5,300,000	¥ 34,881,000
FF Intelligent Mobility Global Holdings Ltd. ("FF Intelligent")
Schedule of Other Assets [Line Items]
Initial deposit paid for investments	$ 5,000,000		$ 5,000,000
Number of Class B ordinary shares into which the initial deposit was converted | shares	2,994,011		2,994,011
Initial deposit for joint venture arrangement	$ 5,000,000		$ 5,000,000